Note 20 - Commitments and Contingencies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Leases, Rent Expense	$ 630,900	$ 193,700
Capital	20,000,000
Chief Executive Officer [Member]
Employment agreement, term	The agreements were automatically extended for another year at June 30, 2012	one-year employment agreements
Officers' Compensation		100,000
Chief Financial Officer [Member]
Employment agreement, term	The agreements were automatically extended for another year at June 30, 2012	one-year employment agreements
Officers' Compensation		80,000
President [Member]
Employment agreement, term	The agreement was automatically extended for another year at June 30, 2012	one-year employment agreement
Officers' Compensation		80,000
Nova Dongguan [Member]
Proceeds from Contributed Capital	13,600,000	11,890,000
Capital contributions due by June 30, 2012 [Member]
Proceeds from Contributed Capital	6,400,000
Capital contributions received in August 2012 [Member]
Proceeds from Contributed Capital	$ 1,000,000